YCG Enhanced Fund
SECTION 1- FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund seeks to maximize long-term capital appreciation consistent with reasonable investment risk.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	YCG Enhanced Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (You will be subject to a 2.00% redemption fee if you redeem your shares less than 90 calendar days after you purchase them.)	2.00%
Exchange Fees	none

Annual Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		YCG Enhanced Fund Class R Shares
Management Fees		1.00%
Distribution and (12b-1) Service Fees		none
Other Operating Expenses		0.75%
Total Annual Fund Operating Expenses		1.75%
Fee Waiver and/or Expense Reimbursements	[1]	(0.36%)
Total Annual Fund Operating Expenses After Waivers/Reimbursements		1.39%
[1]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses is limited to 1.39%. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that(1) the reimbursement of expenses classified as "organizational" or "offering" related to the initial registration and offering of the Fund is made only for those expenses incurred not more than one year prior to the date of reimbursement (2) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (3) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
YCG Enhanced Fund Class R Shares	142	440

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. This is a new fund without an operating history, so portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities without regard to market capitalization that the Adviser believes will produce high, risk-adjusted, forward rates of return (i.e. the long-term annualized return that the Adviser believes a given security can achieve when purchased at the current market price). The Fund may also write put options and covered call options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. The Fund may also invest in foreign equity and debt securities.

The Fund’s adviser, YCG, LLC (“YCG” or the “Adviser”) employs a disciplined investment strategy. In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies. The Adviser generally does not focus on macroeconomic factors. The Adviser searches for above average businesses trading at below average prices. The Adviser thinks this approach combines the best features of so-called “growth” and “value” investing.

In order to select investments, the Adviser uses independent, in-house, fundamental research to analyze each company, and chooses securities with a 10 year plus time horizon in mind. The Adviser seeks to purchase stocks which possess one or more of the following “three P's”:

1. Price – securities trading at prices that the Adviser believes will produce attractive long-term annualized returns with reasonable investment risk.

2. Product – companies that have some or all of the following characteristics: high market share in core product or service lines, high cash returns on assets, low cyclicality, and high returns on incremental invested capital.

3. People – companies run by management teams that emphasize shareholder value through prudent capital allocation.

Portfolio Construction

The Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund is non-diversified and will hold fewer stocks than the typical stock mutual fund. The Adviser may invest more in its top choices than in investments it thinks are less attractive. At times, depending on market and other conditions, and in the sole discretion of the Fund’s adviser, YCG, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between approximately 15-50 securities, not including options.

The Adviser may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies with regards to market capitalization.

The Fund may invest up to 10% of its assets in foreign equity securities. This 10% limit does not apply to investments in the form of American Depositary Receipts (ADRs).

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.

The Adviser generally sells securities of companies when the expected rate of return becomes inadequate, or if it believes there are better investment opportunities available, or if the securities no longer meet its investment criteria. The Adviser may write call options on specific stocks to exit a position or decrease its size. The Adviser will only write call options if it is willing to sell the stock at the exercise price.

While the Adviser seeks to augment returns primarily through the sale of puts and covered calls, this “option enhancement” component may involve additional options strategies.

PRINCIPAL RISKS

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the "NAV"), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

Non-Diversification Risk:The Fund is non-diversified. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Junk Bond Risk: Junk bonds are debt securities that have credit ratings below investment grade. Almost all debt securities have interest rate and credit risk. Junk bonds generally carry a higher level of both interest rate and credit risk than debt securities that are investment grade.

Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market. Further, this is a new Fund and while the Adviser has managed separate accounts, it has not managed a mutual fund in the past.

Options/Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Risks From Writing Call Options: When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

Risks From Writing Put Options:If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value.

Risks of Investment In Small Companies: The Fund may invest in smaller capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.

The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in les liquidity. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for long term investors who understand the risks of investing and are seeking long term capital appreciation, and who are willing to accept short term volatility and risk.

PAST PERFORMANCE

This is a new Fund without an operating history, so performance information relating to the Fund is not available. In the future, this Section will contain a bar chart and table to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2012
Registrant Name	dei_EntityRegistrantName	YCG Funds
CIK	dei_EntityCentralIndexKey	0001558372
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec 31, 2012
Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
YCG Enhanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SECTION 1- FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation consistent with reasonable investment risk.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. This is a new fund without an operating history, so portfolio turnover information is not available.

Example, heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities without regard to market capitalization that the Adviser believes will produce high, risk-adjusted, forward rates of return (i.e. the long-term annualized return that the Adviser believes a given security can achieve when purchased at the current market price). The Fund may also write put options and covered call options on a substantial portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. The Fund may also invest in foreign equity and debt securities.

The Fund’s adviser, YCG, LLC (“YCG” or the “Adviser”) employs a disciplined investment strategy. In making its investment decisions, the Adviser uses a “bottom-up” approach focused on individual companies. The Adviser generally does not focus on macroeconomic factors. The Adviser searches for above average businesses trading at below average prices. The Adviser thinks this approach combines the best features of so-called “growth” and “value” investing.

In order to select investments, the Adviser uses independent, in-house, fundamental research to analyze each company, and chooses securities with a 10 year plus time horizon in mind. The Adviser seeks to purchase stocks which possess one or more of the following “three P's”:

1. Price – securities trading at prices that the Adviser believes will produce attractive long-term annualized returns with reasonable investment risk.

2. Product – companies that have some or all of the following characteristics: high market share in core product or service lines, high cash returns on assets, low cyclicality, and high returns on incremental invested capital.

3. People – companies run by management teams that emphasize shareholder value through prudent capital allocation.

Portfolio Construction

The Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund is non-diversified and will hold fewer stocks than the typical stock mutual fund. The Adviser may invest more in its top choices than in investments it thinks are less attractive. At times, depending on market and other conditions, and in the sole discretion of the Fund’s adviser, YCG, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between approximately 15-50 securities, not including options.

The Adviser may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies with regards to market capitalization.

The Fund may invest up to 10% of its assets in foreign equity securities. This 10% limit does not apply to investments in the form of American Depositary Receipts (ADRs).

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.

The Adviser generally sells securities of companies when the expected rate of return becomes inadequate, or if it believes there are better investment opportunities available, or if the securities no longer meet its investment criteria. The Adviser may write call options on specific stocks to exit a position or decrease its size. The Adviser will only write call options if it is willing to sell the stock at the exercise price.

While the Adviser seeks to augment returns primarily through the sale of puts and covered calls, this “option enhancement” component may involve additional options strategies.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Fund are listed below and could adversely affect the net asset value (the "NAV"), total return and value of the Fund and your investment.

Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value and you could lose money on your investment.

Stock Selection Risks: The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Fund's investment objective.

Non-Diversification Risk:The Fund is non-diversified. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Foreign Securities Risk: The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

Credit Risk: The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Junk Bond Risk: Junk bonds are debt securities that have credit ratings below investment grade. Almost all debt securities have interest rate and credit risk. Junk bonds generally carry a higher level of both interest rate and credit risk than debt securities that are investment grade.

Management Risk: The success of the Fund’s strategy is dependent on the Adviser’s ability and stock selection process to correctly identify the Fund’s investments. If the Adviser is unsuccessful, the Fund could experience losses regardless of the overall performance of the U.S. equity market. Further, this is a new Fund and while the Adviser has managed separate accounts, it has not managed a mutual fund in the past.

Options/Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to decline.

Risks From Writing Call Options: When the Fund writes call options on its portfolio securities, it limits its opportunity to profit from an investment and, consequently, the Fund could significantly underperform the market. Writing call options could also result in additional turnover and higher tax liability.

Risks From Writing Put Options:If the underlying security or instrument depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the underlying security or instrument at more than its market value.

Risks of Investment In Small Companies: The Fund may invest in smaller capitalization companies. Accordingly, the Fund may be subject to the additional risks associated with investment in companies with micro capital structures. These companies may (i) have relatively small revenues, (ii) have limited product lines or services, (iii) lack depth of management, (iv) lack the ability to obtain funds necessary for growth, and (v) feature products or services for which a market does not yet exist and/or may never be established.

The increased risk involved with investing in micro cap companies may cause the market prices of their securities to be more volatile than those of larger, more established companies. Further, these securities tend to trade at a lower volume than do those of larger, more established companies, which generally results in les liquidity. If the Fund is heavily invested in these securities, the NAV of the Fund will be more susceptible to sudden and significant losses if the value of these securities decline.

You could lose money on your investment in the Fund, or the Fund may not perform as well as other possible investments. The Fund does not constitute a balanced or complete investment program and the NAV of its shares will fluctuate based on the value of the securities held by the Fund.

Who should buy this Fund

The Fund is most appropriate for long term investors who understand the risks of investing and are seeking long term capital appreciation, and who are willing to accept short term volatility and risk.

May Lose Money	rr_RiskLoseMoney	Investing in common stocks has inherent risks that could cause you to lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk: The Fund is non-diversified. As such it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

This is a new Fund without an operating history, so performance information relating to the Fund is not available. In the future, this Section will contain a bar chart and table to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance). The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, this Section will contain a bar chart and table to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance).
Performance, One Year or Less	rr_PerformanceOneYearOrLess	This is a new Fund without an operating history, so performance information relating to the Fund is not available.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
YCG Enhanced Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (You will be subject to a 2.00% redemption fee if you redeem your shares less than 90 calendar days after you purchase them.)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and (12b-1) Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Operating Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[1]
Total Annual Fund Operating Expenses After Waivers/Reimbursements	rr_NetExpensesOverAssets	1.39%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	142
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	440

[1]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser (for the lifetime of the Fund) has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses is limited to 1.39%. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that(1) the reimbursement of expenses classified as "organizational" or "offering" related to the initial registration and offering of the Fund is made only for those expenses incurred not more than one year prior to the date of reimbursement (2) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (3) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account.